CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other operating expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure:
Other operating expense	$ 113.8	$ 266.4
Other expenses, environmental and other operating expenses for non-operating mining sites	52.5	71.5
Other expenses, temporary suspensions of milling operations and mill repair		59.2
Other expenses, stabilizing the north wall at Round Mountain		50.1
Other expenses, associated with the COVID-19 pandemic		20.8
Other operating expense, project and study costs	$ 6.2	$ 2.9